Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity

22. Equity

Lifezone was incorporated on December 8, 2022, as a holding company for Lifezone Holdings and acquired 100% of the equity interest in Lifezone Holdings on July 6, 2023.

	June 30, 2024		December 31, 2023
	Number of Shares	$	Number of Shares	$
Share capital
Lifezone Metals Limited
Number of ordinary shares in issue	78,275,357		78,269,952
Nominal average value per ordinary per share		0.0001		0.0001
Nominal value of ordinary total shares:		7,829		7,828

Share capital

Share capital reflects the par value of shares issued as shown in the Unaudited Condensed Consolidated Interim Financial Position in the presentational currency USD.

Share premium

Share premium reflects the excess of consideration received, net of equity issuance fees, over par value of shares.

Other reserve

Other reserves reflect revaluation of share-based payments and restricted stock units.

Foreign currency translation reserve

The assets and liabilities of Lifezone’s foreign subsidiaries are translated into USD using the exchange rates in effect on the balance sheet dates. Equity accounts are translated at historical rates, except for the change in earnings during the year, which is the result of the period as shown in the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in Lifezone’s consolidated foreign currency translation reserve. Lifezone has subsidiaries with functional currency in GBP and AUD.

Accumulated deficit

This includes all current and prior period accumulated losses of Lifezone.

	June 30, 2024		Movements		December 31, 2023
	Number of Shares	$	Number of Shares	$	Number of Shares	$

Share capital, beginning
Exchanged for Issue of Lifezone Metal Limited shares	62,680,131	6,268	-	-	62,680,131	6,268
Previous GoGreen Sponsor shareholders	6,544,950	655	-	-	6,544,950	655
Previous GoGreen public shareholders	1,527,554	153	-	-	1,527,554	153
PIPE Investors	7,017,317	702	-	-	7,017,317	702
Simulus Vendors	500,000	50	-	-	500,000	50
Issue of Lifezone Metal Limited shares	78,269,952	7,828	-	-	78,269,952	7,828
Transactions with shareholders
Issue of shares from RSU awards	5,405	1	5,405	1	-	-
Total transactions with shareholders	5,405	1	5,405	1	-	-
Share capital, ending	78,275,357	7,829	5,405	1	78,269,952	7,828

Share premium		184,642,791		32,484		184,610,307
Equity issuance fees		(5,923,979)		-		(5,923,979)
Total share premium		178,718,812		32,484		178,686,328

Previous Lifezone Holdings shareholders earnouts		248,464,035		-		248,464,035
Previous Sponsor earnouts		17,094,750		-		17,094,750
Total shared-base payment reserve		265,558,785		-		265,558,785

Warrant reserves		15,017,257		-		15,017,257
Other reserves		(5,314,302)		1,500,000		(6,814,302)
Translations reserve		56,060		(21,873)		77,933
Redemption reserve		280,808		-		280,808
Accumulated deficit		(418,864,652)		(10,699,490)		(408,165,162)

Total Shareholders’ equity		35,460,597		(9,188,878)		44,649,475

Non-controlling Interest

In January 2021, KNL and the Government of Tanzania established TNCL, a Tanzanian company in order to develop, process and refine future products from the Kabanga Nickel Project. Through the Treasury Registrar, the Government of Tanzania owns a non-dilutable free-carried interest representing 16% of the issued share capital of TNCL. The government’s 16% interest in the arrangement is presented as a non-controlling interest in the Audited Consolidated Financial Statements of Lifezone.

In October 2022, BHP also agreed to invest a further $50.0 million into KNL in the form of equity under the Tranche 2 Subscription Agreement, as described in detail in Note 1. KNL satisfied substantially all the closing conditions and received the $50.0 million on February 15, 2023, and issued a stock certificate on the same day, bringing BHP’s interest in KNL from 8.9% as of December 31, 2022, to 17.0%, effective February 15, 2023. Associated with this transaction KNL paid $2.5 million equity issuance cost.

Earnouts

Following the SPAC Transaction, as described in detail in Note 2.2, pursuant to earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholder will receive additional Lifezone shares if the daily volume-weighted average price of Lifezone shares equals or exceeds (i) $14.00 per share for any 20-trading days within a 30- trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”). Of the total shares issued and outstanding, 1,725,000 shares are issued but in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events.

Classification

Management has assessed how the BCA earnout should be valued and classified in accordance with and have listed below key conditions under the agreements in the application IAS 32: Financial Instruments: Presentation and IFRS 2 Share-based Payments,

●	Management have assessed IAS 32 paragraph 4 exceptions for Financial Instruments and concluded the stated exceptions do not apply to the BCA earnout share agreements, therefore IFRS 2 Share-based Payment rules need to be applied.

●	Furthermore, in accordance with IFRS 2, paragraph 2, as a result of the obligations created throughout the ancillary agreements attached to the BCA, management has concluded that IFRS 2 does apply to the BCA earnout share provisions.

●	The earnout triggering events are representative of market conditions as defined within paragraph 21 of IFRS 2. No other vesting conditions are present.

●	In accordance with IFRS 2, market conditions constitute non-vesting conditions. As a result of the non-vesting conditions, the Company is required to recognize the share-based payment at inception, irrespective of whether the market condition has been met which in this case is considered to be representative of both the measurement and grant date.

●	Although the term “non-vesting condition” is not explicitly defined in IFRS 2, it is inferred to be any condition that does not meet the definition of a vesting condition (IFRS 2 BC364).

●	Non-vesting conditions are all requirements that do not represent service or performance conditions, but which have to be met in order for the counterparty to receive the share-based payment.

●	The company has recognised the goods or services have been received in accordance with IFRS 2 paragraphs 10–22.

Accordingly, the BCA earnouts were recognized as equity at the acquisition date of July 6, 2023.

The fair value of earnouts has been independently valued based on a Monte Carlo simulation model. The assumptions used in the stock option pricing model were as below:

Inputs

Valuation Date	July 6, 2023
Stock Price as of Measurement Date / BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA assumption)	94.0%
Risk-Free Rate (5.00 Years)	4.28%

Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 - Triggering Event I	07/06/2023	07/06/2028	$14.00
Sale Threshold Price for Tranche 2 - Triggering Event II	07/06/2023	07/06/2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			Estimate
Change of Control Date			n/a
Probability of Change of Control			0%

The following table illustrates the number and fair value of earnouts granted as at June 30, 2024.

There were no earnouts granted in the six months ended June 30, 2024.

	Share Options	Fair value per Option	Fair value $
Granted - Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted – Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at June 30, 2024	25,072,052		248,464,035

	Share Options	Fair value per Option	Fair value $
Granted – Sponsor shareholders ($14.00 per Share)	862,500	$9.98	8,607,750
Granted – Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at June 30, 2024	1,725,000		17,094,750

Warrant reserve

Lifezone’s Form F-1 registration statement became effective on September 29, 2023, resulting in registering the resale of certain Lifezone Metals shares and (private) warrants owned by certain previous Lifezone Holdings and the Sponsor shareholders (including its limited partners).

Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at an exercise price of $11.50 per share in cash. Pursuant to the BCA, a 180-day lock-up period following the Closing Date applied to 667,500 warrants received by the Sponsor shareholders.

Classification

The warrants are classified as either a liability or equity on inception, depending on the terms of the agreement. Warrants are only classified as equity when they are settled by the entity delivering a fixed number of its own equity instruments and receiving a fixed amount of cash or another financial asset. The Company assesses the appropriate classification of warrants at the time of inception.

Management has assessed how both the Public Warrants and Private Placement Warrants should be valued and classified in accordance with IAS 32: Financial Instruments: Presentation. Management have assessed IAS 32 paragraph 4 exceptions for Financial Instruments and assessed the warrants do not meet the exceptions allowed, therefore IAS 32 has been applied.

Management have reviewed the warrant agreement and the warrant assumption agreement’s, the mechanics of exercise to determine the accounting treatment, and have listed below key conditions under the agreements in the application of IAS 32, in particular to paragraphs 16A and 16B and 16C and 16D.

●	The agreements are representative of a contractual obligation, arising from a derivative financial instrument, that will or may result in the future receipt or delivery of the issuer’s own equity instruments

●	The agreements are not representative of a puttable instrument as the issuer has the choice but not the obligation to repurchase or redeem the Warrant instrument for cash or another financial asset

●	The Private Warrants are identical to the Public Warrants

●	The Warrant agreement requires the Group to issue a fixed number of shares for a fixed amount of cash

●	Exercise of the Warrants will be on a gross basis or on a cashless basis per the terms

●	The Company may require the Warrant holders to exercise on a “cashless” basis while the agreement explicitly stated that the Company will not be in a position to net settle in cash.

Accordingly, the warrants were recognized as equity.

The fair value of warrants was independently valued based on a Black-Scholes option pricing model. The assumptions used in the stock option pricing model were as below:

Valuation Date – date of warrant assumption	July 5, 2023
Unit Issuance Date	October 21, 2021
Announcement Date	December 13, 2022
Business Combination Date	July 5, 2023
Exercise Date	August 4, 2023
Expiration Date	July 5, 2028
First Trading Date	December 13, 2021

Stock Price as of Measurement Date	$11.44
Strike Price	$11.50
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$18.00
Days Above Threshold Price (Automatic Redemption)	20
Days Above Measurement Period	30
Probability of Acquisition	100%

Outputs

The fair value of outstanding Public Warrants has been valued at $1.05 per warrant unit at the Valuation Date.

The fair value of outstanding Private Warrants was valued at $0.57 per warrant unit at Valuation Date. The number of warrants and fair value of outstanding Public Warrants as at June 30, 2024, was as follows:

	Number of Warrants	Fair value $
Balance as at January 1, 2023	-	-
Public Warrants ($11.50 per warrant)	13,800,000	14,490,000
Exercised	(76,350)	(80,168)
Outstanding as at December 31, 2023	13,723,650	14,409,833
Outstanding as at June 30, 2024	13,723,650	14,409,833

On October 19, 2023, Lifezone received $878,025 from the exercise of 76,350 warrants.

There were no warrants exercised in the six months ended June 30, 2024.

The number of warrants and fair value of outstanding Private Warrants as at June 30, 2024, was as follows:

	Number of Warrants	Fair value $
Balance as at January 1, 2023	-	-
Private Warrants ($11.50 per warrant)	667,500	607,425
Outstanding as at December 31, 2023	667,500	607,425
Outstanding as at June 30, 2024	667,500	607,425